PORTFOLIO OF INVESTMENTS – as of August 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 84.6% of Net Assets
	Aerospace & Defense – 1.5%
$14,807,632	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 6.862%, 4/03/2023(a)	$14,585,517
15,901,763	Constellis Holdings LLC, 2017 1st Lien Term Loan, LIBOR + 5.000%, 7.256%, 4/21/2024(b)	10,879,509
9,700,000	DynCorp International, Inc., 2019 Term Loan B, 3-month LIBOR + 6.000%, 8.197%, 8/18/2025(a)	9,409,000
10,086,548	MHVC Acquisition Corp., 2017 Term Loan, 1-month LIBOR + 5.250%, 7.370%, 4/29/2024(a)	9,960,466

		44,834,492

	Airlines – 0.4%
10,473,370	Allegiant Travel Co., Term Loan B, 3-month LIBOR + 4.500%, 6.709%, 2/05/2024(a)	10,479,968

	Automotive – 4.5%
16,738,681	BBB Industries U.S. Holdings, Inc., 2018 1st Lien Term Loan, 2-month LIBOR + 4.500%, 6.758%, 8/01/2025(a)	16,424,830
13,434,085	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.120%, 3/24/2025(a)	13,442,549
15,798,243	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.374%, 5/19/2023(a)	14,751,609
1,327	DexKo Global, Inc., 2018 USD Term Loan, 1-month LIBOR + 3.500%, 5.612%, 7/24/2024(a)	1,306
12,534,331	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.256%, 10/24/2025(a)	12,158,301
14,075,026	K&N Engineering, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 6.862%, 10/19/2023(a)	13,160,149
12,207,208	L&W, Inc., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.112%, 5/22/2025(a)	11,779,956
12,050,000	Panther BF Aggregator 2 LP, USD Term Loan B, 1-month LIBOR + 3.500%, 5.612%, 4/30/2026(a)	11,869,250
15,474,425	Trico Group LLC, 2019 Incremental Term Loan, 3-month LIBOR + 7.000%, 9.330%, 2/02/2024(a)	15,010,192
16,091,348	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 4/21/2024(a)	14,696,711
8,400,168	U.S. Farathane LLC, 2017 Term Loan B4, 1-month LIBOR + 3.500%, 5.612%, 12/23/2021(a)	7,980,159

		131,275,012

	Brokerage – 0.4%
8,104,688	Citadel Securities LP, Term Loan B, 1-month LIBOR + 3.500%, 5.612%, 2/27/2026(a)	8,104,688
3,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.932%, 7/20/2026(a)	3,859,286

		11,963,974

	Building Materials – 3.4%
9,895,637	Big Ass Fans LLC, 2018 Term Loan, 3-month LIBOR + 3.750%, 6.080%, 5/21/2024(a)	9,870,898
20,073,423	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 5.933%, 5/05/2024(a)	19,847,597

Principal Amount	Description	Value (†)
Senior Loans – continued
	Building Materials – continued
$16,928,973	Interior Logic Group Holdings IV LLC, 2018 Term Loan B, 3-month LIBOR + 4.000%, 6.330%, 5/30/2025(a)	$16,653,877
13,567,206	Janus International Group LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 2/12/2025(a)	13,397,616
10,655,025	Mannington Mills, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 6.209%, 8/06/2026(a)	10,617,732
12,255,786	NCI Building Systems, Inc., 2018 Term Loan, 1-month LIBOR + 3.750%, 5.951%, 4/12/2025(a)	11,884,313
2,000,000	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 11/15/2023(c)	1,977,920
16,970,965	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.580%, 12/19/2023(a)	16,514,955

		100,764,908

	Chemicals – 1.9%
12,410,000	Hexion, Inc., USD Exit Term Loan, 3-month LIBOR + 3.500%, 5.820%, 7/01/2026(a)	12,378,975
3,641,759	Momentive Performance Materials, Inc., Term Loan B, 3-month LIBOR + 3.250%, 5.590%, 5/15/2024(a)	3,564,372
7,207,780	Natgasoline LLC, Term Loan B, 3-month LIBOR + 3.500%, 5.813%, 11/14/2025(a)	7,189,761
9,747,570	Perstorp Holding AB, USD Term Loan B, 1-month LIBOR + 4.750%, 6.890%, 2/27/2026(a)	9,260,191
12,537,000	Polymer Additives, Inc., 2018 1st Lien Term Loan, LIBOR + 6.000%, 8.124%, 7/31/2025(b)	10,969,875
15,621,808	Transcendia, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.612%, 5/30/2024(a)	13,018,121

		56,381,295

	Construction Machinery – 0.4%
2,389,195	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.645%, 10/26/2022(a)(d)(e)	2,335,438
3,266,549	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(d)(e)(f)	2,760,234
6,455,781	Utility One Source LP, Term Loan B, 3-month LIBOR + 5.500%, 7.830%, 4/18/2023(a)	6,504,200

		11,599,872

	Consumer Cyclical Services – 5.5%
20,164,330	Access CIG LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.069%, 2/27/2025(a)	19,786,249
9,475,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 10.152%, 2/27/2026(a)	9,427,625
16,509,017	ASP MCS Acquisition Corp., Term Loan B, 1-month LIBOR + 4.750%, 6.862%, 5/18/2024(a)(d)(e)	5,668,041
8,744,000	BIFM CA Buyer, Inc., Term Loan B, 3-month LIBOR + 3.750%, 5.874%, 6/01/2026(a)	8,722,140
2,000,000	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 10/03/2025(c)	1,960,000
5,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.713%, 10/03/2025(a)	5,802,253
16,673,307	Deerfield Dakota Holding LLC, 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.362%, 2/13/2025(a)	16,176,110

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – continued
$1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.862%, 2/02/2026(a)	$1,814,400
11,869,604	DTI Holdco, Inc., 2018 Term Loan B, LIBOR + 4.750%, 7.006%, 9/30/2023(b)	10,860,688
6,449,614	DTZ U.S. Borrower LLC, 2018 Add On Term Loan B, 1-month LIBOR + 3.250%, 5.362%, 8/21/2025(a)	6,443,229
13,530,160	Imagine! Print Solutions, Inc., 2017 Term Loan, 1-month LIBOR + 4.750%, 6.870%, 6/21/2022(a)	10,452,049
189,464	Mister Car Wash Holdings, Inc., 2019 Delayed Draw Term Loan, 5/14/2026(c)(g)	188,787
701,399	Mister Car Wash Holdings, Inc., 2019 Delayed Draw Term Loan, 1.750%, 5/14/2026(g)	698,895
3,789,276	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 5/14/2026(c)	3,775,748
14,027,979	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 3-month LIBOR + 3.500%, 5.658%, 5/14/2026(a)	13,977,899
14,094,957	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.080%, 5/23/2025(a)	13,901,151
14,604,040	Southern Graphics, Inc., 2018 Term Loan B, LIBOR + 3.250%, 5.380%, 12/31/2022(b)	11,646,722
5,198,900	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.612%, 6/19/2024(a)	5,073,242
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.362%, 6/30/2022(a)	4,555,580
10,761,358	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.112%, 12/19/2023(a)	10,008,063
1,848	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, Prime + 3.000%, 8.250%, 12/19/2023(a)	1,719

		160,940,590

	Consumer Products – 8.4%
35,996,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 8.830%, 7/25/2022(a)	30,525,236
16,005,928	Anastasia Parent LLC, 2018 Term Loan B, 1-month LIBOR + 3.750%, 5.862%, 8/11/2025(a)	12,324,565
12,584,859	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 6.616%, 10/26/2023(h)	12,207,313
6,122,380	Callaway Golf Co., Term Loan B, 1-month LIBOR + 4.500%, 6.713%, 1/02/2026(a)	6,196,338
12,931,834	CWGS Group LLC, 2016 Term Loan, 1-month LIBOR + 2.750%, 4.980%, 11/08/2023(h)	11,115,946
12,072,190	Global Appliance, Inc., Term Loan B, 1-month LIBOR + 4.000%, 6.120%, 9/29/2024(a)	11,996,739
12,343,341	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.625%, 4/26/2025(a)	10,275,831
17,691,232	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.330%, 5/01/2024(a)	16,703,531
9,700,837	Ozark Holdings LLC, Term Loan B, 1-month LIBOR + 3.250%, 5.362%, 7/01/2023(a)	9,531,072
11,881,493	Pelican Products, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.701%, 5/01/2025(a)	11,435,937
16,228,403	Polyconcept Investments BV, USD 2016 Term Loan B, 1-month LIBOR + 3.750%, 5.862%, 8/16/2023(a)	16,187,832

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – continued
$6,588,377	Rodan & Fields LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.195%, 6/16/2025(a)	$5,679,181
4,256,947	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.697%, 11/08/2023(h)	2,826,145
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.182%, 11/08/2024(a)(d)(e)	7,105,945
19,997,010	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.395%, 6/15/2025(a)	19,722,051
15,773,362	Strategic Partners Acquisition Corp., 2016 Term Loan, 1-month LIBOR + 3.750%, 5.862%, 6/30/2023(a)	15,733,929
15,085,966	Thor Industries, Inc., USD Term Loan B, 1-month LIBOR + 3.750%, 6.000%, 2/01/2026(a)	14,633,387
16,097,622	Weight Watchers International, Inc., 2017 Term Loan B, LIBOR + 4.750%, 7.046%, 11/29/2024(b)	16,072,509
17,668,868	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.374%, 6/30/2024(a)	17,521,687

		247,795,174

	Diversified Manufacturing – 0.4%
11,841,705	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.580%, 7/19/2024(a)	11,442,048

	Electric – 2.3%
12,461,830	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.711%, 8/08/2025(a)	12,119,130
1,467,000	Edgewater Generation LLC, Term Loan, 12/13/2025(c)	1,446,829
10,412,431	Edgewater Generation LLC, Term Loan, 1-month LIBOR + 3.750%, 5.862%, 12/13/2025(a)	10,269,260
5,632,000	KAMC Holdings, Inc., 2019 Term Loan, 8/08/2026(c)	5,617,920
10,507,218	Mirion Technologies, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 6.330%, 3/06/2026(a)	10,523,609
7,552,073	Oregon Clean Energy LLC, Term Loan, 1-month LIBOR + 3.750%, 5.862%, 3/01/2026(a)	7,542,632
10,382,544	Revere Power LLC, Term Loan B, 3-month LIBOR + 4.250%, 6.580%, 3/29/2026(a)	10,291,697
1,614,689	Revere Power LLC, Term Loan C, 3-month LIBOR + 4.250%, 6.580%, 3/29/2026(a)	1,600,560
7,511,000	West Deptford Energy Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 6.003%, 7/29/2026(a)	7,482,834

		66,894,471

	Environmental – 0.8%
10,437,339	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 6.080%, 5/09/2025(a)	9,811,099
7,401,135	USS Ultimate Holdings, Inc., 1st Lien Term Loan, LIBOR + 3.750%, 5.950%, 8/25/2024(b)	7,378,043
9,673,839	Zep, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.330%, 8/12/2024(a)	7,601,993

		24,791,135

Principal Amount	Description	Value (†)
Senior Loans – continued
	Financial Other – 2.3%
$17,687,104	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.612%, 2/28/2025(a)	$16,846,966
13,158,350	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 6-month LIBOR + 4.000%, 6.200%, 12/03/2022(a)	13,170,719
12,260,163	LifeMiles Ltd., Term Loan B, 1-month LIBOR + 5.500%, 7.612%, 8/18/2022(a)	11,340,651
10,779,000	Teneo Holdings LLC, Term Loan, 1-month LIBOR + 5.250%, 7.451%, 7/11/2025(a)	10,266,998
3,811,404	Victory Capital Holdings, Inc., 2019 Term Loan B, 3-month LIBOR + 3.250%, 5.569%, 7/01/2026(a)	3,805,458
13,372,026	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 3-month LIBOR + 3.000%, 5.651%, 11/21/2024(a)	12,954,150

		68,384,942

	Food & Beverage – 1.8%
2,690,716	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 3.250%, 5.362%, 12/13/2023(a)	2,559,544
17,448,212	Hearthside Food Solutions LLC, 2018 Term Loan B, 1-month LIBOR + 3.688%, 5.800%, 5/23/2025(a)	16,931,047
9,508,409	High Liner Foods, Inc., Refi Term Loan B, 3-month LIBOR + 3.250%, 5.592%, 4/24/2021(h)	9,211,271
14,440,793	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, LIBOR + 3.500%, 5.703%, 11/18/2023(b)	13,802,943
10,367,000	Sage Borrowco LLC, Term Loan B, 3-month LIBOR + 4.750%, 7.127%, 6/22/2026(a)	10,379,959

		52,884,764

	Health Insurance – 0.9%
19,766,578	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.362%, 12/31/2025(a)	19,148,872
8,443,000	Sedgwick Claims Management Services, Inc., 2019 Incremental Term Loan B, 8/07/2026(c)	8,407,793

		27,556,665

	Healthcare – 3.2%
13,082,084	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 5.862%, 1/23/2025(a)	13,016,673
9,213,154	Aveanna Healthcare LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.362%, 3/18/2024(a)	9,051,924
7,818,224	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.362%, 9/01/2024(a)	7,635,825
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.112%, 8/15/2025(a)	2,291,250
3,401,000	Ensemble RCM LLC, Term Loan, 3-month LIBOR + 3.750%, 6.003%, 8/03/2026(a)	3,394,640
6,528,959	Envision Healthcare Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 10/10/2025(a)	5,039,116
3,733,000	Gentiva Health Services, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.875%, 7/02/2025(a)	3,730,685
7,358,531	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.580%, 6/28/2024(a)	7,229,757
9,876,248	Global Education Management Systems Establishment, Term Loan, 7/29/2026(c)	9,839,212

Principal Amount	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$5,062,372	National Mentor Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 4.250%, 6.370%, 3/09/2026(a)	$5,040,250
315,221	National Mentor Holdings, Inc., 2019 Term Loan C, 1-month LIBOR + 4.250%, 6.370%, 3/09/2026(a)	313,844
11,018,332	Onex TSG Intermediate Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.112%, 7/31/2022(a)	10,210,358
1,898,525	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 5.370%, 9/02/2024(a)	1,803,599
16,429,845	Verscend Holding Corp., 2018 Term Loan B, 1-month LIBOR + 4.500%, 6.612%, 8/27/2025(a)	16,455,475

		95,052,608

	Home Construction – 0.4%
5,238,285	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.612%, 8/05/2024(a)	5,022,206
6,209,016	LBM Borrower LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 8/20/2022(a)	6,187,036

		11,209,242

	Independent Energy – 0.5%
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 12.491%, 12/31/2021(a)	5,451,600
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.112%, 3/01/2024(a)(d)(e)	10,027,328

		15,478,928

	Industrial Other – 5.0%
16,359,319	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1-month LIBOR + 3.500%, 5.612%, 9/26/2024(a)	16,287,829
10,860,019	ASP Unifrax Holdings, Inc., Term Loan B, 1-month LIBOR + 3.750%, 6.080%, 12/12/2025(a)	10,452,769
14,186,938	Capri Finance LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.506%, 11/01/2024(a)	13,876,670
10,450,164	CIBT Global, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 6.055%, 6/03/2024(b)	10,084,408
6,765,388	Diamond (BC) B.V., USD Term Loan, LIBOR + 3.000%, 5.256%, 9/06/2024(b)	6,173,416
12,680,116	GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.112%, 4/16/2025(a)	12,339,401
17,098,044	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 7.080%, 11/03/2023(a)	13,250,984
15,537,600	International Textile Group, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.230%, 5/01/2024(a)	13,673,088
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 11.230%, 5/01/2025(a)(d)(e)	6,105,840
2,967,322	LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.612%, 9/06/2025(a)	2,796,701
1,205,107	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 7.506%, 6/01/2022(a)	1,208,120
13,715,489	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 7.756%, 5/11/2023(a)	13,646,911
12,146,046	Savage Enterprises LLC, 2018 1st Lien Term Loan B, 1-month LIBOR + 4.000%, 6.210%, 8/01/2025(a)	12,214,428

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$4,959,000	Sotera Health Holdings LLC, 2019 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.744%, 5/15/2022(a)	$4,897,012
9,032,044	WireCo WorldGroup, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.112%, 9/30/2023(a)	8,941,724

		145,949,301

	Integrated Energy – 0.3%
8,913,000	Matador Bidco S.a.r.l., Term Loan, 6/12/2026(c)	8,924,141

	Internet & Data – 4.0%
6,731,905	CareerBuilder LLC, Term Loan, 3-month LIBOR + 6.750%, 9.080%, 7/31/2023(a)	6,673,001
4,996,460	EagleView Technology Corp., 2018 Add On Term Loan B, 3-month LIBOR + 3.500%, 5.645%, 8/14/2025(a)	4,609,234
21,866,684	EIG Investors Corp., 2018 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.882%, 2/09/2023(h)	21,468,491
19,643,339	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 9/13/2024(a)	19,463,210
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.612%, 9/15/2025(a)	8,852,075
20,290,238	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.612%, 8/08/2024(a)	19,651,096
12,838,048	NeuStar, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.112%, 8/08/2025(a)	12,089,205
11,889,255	WeddingWire, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.612%, 12/19/2025(a)	11,829,809
13,605,140	Zacapa LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.330%, 7/02/2025(a)	13,644,867

		118,280,988

	Leisure – 1.7%
12,187,791	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.080%, 7/08/2022(a)	11,639,340
7,850,316	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 10.580%, 7/10/2023(a)	7,104,536
14,110,578	Leslie’s Poolmart, Inc., 2016 Term Loan, 2-month LIBOR + 3.500%, 5.758%, 8/16/2023(a)	13,193,391
3,884,000	Playpower, Inc., 2019 Term Loan, 1-month LIBOR + 5.500%, 7.758%, 5/08/2026(a)	3,879,145
14,045,777	Recess Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.080%, 9/29/2024(a)	13,721,039

		49,537,451

	Media Entertainment – 3.8%
8,935,852	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.830%, 7/31/2020(a)	8,265,663
2,728,859	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.000%, 8.144%, 2/25/2022(b)	2,674,281
10,304,758	Cengage Learning, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 6.362%, 6/07/2023(a)	9,857,428
5,100,000	Diamond Sports Group LLC, Term Loan, 8/24/2026(c)	5,100,000

Principal Amount	Description	Value (†)
Senior Loans – continued
	Media Entertainment – continued
$7,823,000	Diamond Sports Group LLC, Term Loan, 1-month LIBOR + 3.250%, 5.420%, 8/24/2026(a)	$7,823,000
19,879,534	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 5.112%, 5/31/2021(a)	19,327,877
12,393,000	ION Media Networks, Inc., 2019 Term Loan B, 1-month LIBOR + 3.000%, 5.125%, 12/18/2024(a)	12,365,116
13,951,008	LSC Communications, Inc., 2017 Term Loan B, 1-week LIBOR + 5.500%, 7.627%, 9/30/2022(a)	11,736,285
21,374,214	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 6.112%, 5/04/2022(a)	20,190,724
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 6.620%, 7/03/2026(a)	9,433,250
5,130,280	Project Sunshine IV PTY Ltd., 2017 Term Loan B, 1-month LIBOR + 7.000%, 9.112%, 8/21/2022(a)	5,104,629

		111,878,253

	Metals & Mining – 1.7%
14,829,308	American Rock Salt Co. LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 3/21/2025(a)	14,773,698
17,764,586	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.612%, 2/12/2025(a)	17,253,854
18,020,912	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.125%, 5/01/2025(a)	16,904,337

		48,931,889

	Midstream – 1.4%
4,802,010	BCP Raptor LLC, Term Loan B, 1-month LIBOR + 4.250%, 6.362%, 6/24/2024(a)	4,368,100
6,364,616	Brazos Delaware II LLC, Term Loan B, 1-month LIBOR + 4.000%, 6.169%, 5/21/2025(a)	5,701,614
4,131,835	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.112%, 2/15/2024(a)	3,943,836
12,430,000	Lower Cadence Holdings LLC, Term Loan B, 1-month LIBOR + 4.000%, 6.145%, 5/22/2026(a)	12,096,006
2,618,822	Lucid Energy Group II Borrower LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.112%, 2/17/2025(a)	2,412,589
13,114,818	Prairie ECI Acquiror LP, Term Loan B, 3-month LIBOR + 4.750%, 7.080%, 3/11/2026(a)	12,780,390

		41,302,535

	Oil Field Services – 0.8%
28,847,730	Covia Holdings Corp., Term Loan, 3-month LIBOR + 4.000%, 6.313%, 6/01/2025(a)	23,711,103

	Packaging – 1.1%
12,204,009	Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 3-month LIBOR + 3.250%, 5.569%, 6/29/2025(a)	11,612,480
12,663,517	Spectrum Holdings III Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.362%, 1/31/2025(a)	11,729,583
4,104,169	Titan Acquisition Ltd., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.112%, 3/28/2025(a)	3,930,891
6,683,234	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, LIBOR + 3.750%, 6.019%, 11/30/2023(b)	6,499,445

		33,772,399

Principal Amount	Description	Value (†)
Senior Loans – continued
	Pharmaceuticals – 0.3%
$9,620,989	Akorn, Inc., Term Loan B, 1-month LIBOR + 7.000%, 9.125%, (0.750% PIK, 8.375% Cash), 4/16/2021(a)(i)	$8,887,389

	Property & Casualty Insurance – 3.0%
19,157,387	Confie Seguros Holding II Co., 2016 Term Loan B, 3-month LIBOR + 4.750%, 7.080%, 4/19/2022(a)	18,678,453
2,375,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 8.862%, 4/27/2025(a)	2,391,340
15,467,908	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.625%, 12/20/2024(a)	15,438,983
17,083,254	Mitchell International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.362%, 11/29/2024(a)	15,981,384
13,553,635	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.330%, 5/16/2024(a)	13,220,487
21,311,647	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 5.862%, 10/01/2021(a)	21,264,974

		86,975,621

	Refining – 0.1%
1,500,000	HFOTCO LLC, 2018 Term Loan B, 6/26/2025(c)	1,491,570

	REITs – Retail – 0.5%
14,120,475	Forest City Enterprises LP, Term Loan B, 1-month LIBOR + 4.000%, 6.112%, 12/07/2025(a)	14,208,728

	Restaurants – 2.9%
7,726,615	Bojangles’ Restaurants, Inc., Term Loan, 1-month LIBOR + 4.750%, 6.862%, 1/28/2026(a)	7,709,694
14,825,320	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.612%, 6/27/2025(a)	14,269,370
9,865,621	NPC International, Inc., 1st Lien Term Loan, LIBOR + 3.500%, 5.697%, 4/19/2024(b)	7,063,785
16,217,368	Portillo’s Holdings LLC, 1st Lien Term Loan, 3-month LIBOR + 4.500%, 6.830%, 8/02/2021(a)	16,210,557
12,504,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.330%, 8/01/2022(a)	12,449,358
20,983,120	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 7.362%, 7/28/2021(a)	20,799,517
9,528,573	TMK Hawk Parent Corp., 2017 1st Lien Term Loan, LIBOR + 3.500%, 5.631%, 8/28/2024(b)	8,011,910

		86,514,191

	Retailers – 4.2%
9,693,744	Academy Ltd., 2015 Term Loan B, 1-month LIBOR + 4.000%, 6.235%, 7/01/2022(h)	6,450,411
16,838,896	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.330%, 2/10/2023(a)	15,996,951
17,122,749	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 5.756%, 6/03/2022(a)	15,068,019
20,653,446	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 7.112%, 9/25/2024(a)	19,607,968
20,198,133	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.362%, 8/14/2023(a)	19,592,189

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$2,093,509	EG America LLC, 2018 USD Term Loan, 3-month LIBOR + 4.000%, 6.330%, 2/07/2025(a)	$2,060,809
12,970,813	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 6.330%, 2/07/2025(a)	12,768,208
4,751,121	Hillman Group, Inc. (The), 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.112%, 5/31/2025(a)	4,599,085
6,362,879	Kontoor Brands, Inc., Term Loan B, 3-month LIBOR + 4.250%, 6.801%, 5/15/2026(a)	6,386,740
13,790,438	Staples, Inc., 7 Year Term Loan, 1-month LIBOR + 5.000%, 7.197%, 4/16/2026(a)	13,238,820
8,007,537	The Talbots, Inc., 2018 Term Loan B, 3-month LIBOR + 7.000%, 9.330%, 11/28/2022(a)	7,727,273

		123,496,473

	Supermarkets – 0.5%
16,126,916	BI-LO Holding LLC, Exit Term Loan B, 3-month LIBOR + 8.000%, 10.331%, 5/31/2024(h)	15,417,331

	Technology – 10.5%
12,879,670	Almonde, Inc., USD 1st Lien Term Loan, LIBOR + 3.500%, 5.696%, 6/13/2024(b)	12,410,979
13,760,000	Almonde, Inc., USD 2nd Lien Term Loan, 1-month LIBOR + 7.250%, 9.446%, 6/13/2025(a)	13,421,779
8,299,200	Aptean, Inc., 2019 Term Loan, 3-month LIBOR + 4.250%, 6.580%, 4/23/2026(a)	8,236,956
14,488,000	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 5.362%, 4/06/2026(a)	14,403,535
10,337,000	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 7.320%, 6/26/2026(a)	9,923,520
9,680,000	DigiCert Holdings, Inc., 2019 Term Loan B, 8/13/2026(c)	9,639,634
9,444,800	DigiCert, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.112%, 10/31/2025(a)	9,432,994
9,075,097	DigiCert, Inc., 2017 Term Loan B1, 1-month LIBOR + 4.000%, 6.112%, 10/31/2024(a)	9,075,097
16,402,506	Greeneden U.S. Holdings II LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.250%, 5.362%, 12/01/2023(a)	16,201,575
16,773,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.112%, 7/07/2025(a)	16,805,204
8,474,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.069%, 4/01/2022(a)	6,207,459
11,082,408	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.319%, 4/01/2021(a)	10,101,615
10,755,500	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.616%, 9/29/2025(a)	10,842,942
13,090,795	McAfee LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.750%, 5.866%, 9/30/2024(a)	13,094,067
1,818,000	NAVEX TopCo, Inc., 2018 1st Lien Term Loan, 9/05/2025(c)	1,778,913
9,010,417	NAVEX TopCo, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.380%, 9/05/2025(a)	8,816,693
6,105,736	Oberthur Technologies S.A., 2016 USD Term Loan B1, 3-month LIBOR + 3.750%, 6.080%, 1/10/2024(a)	5,894,600

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$14,056,052	Ocean Bidco, Inc., 2018 USD Term Loan, 3-month LIBOR + 4.500%, 7.151%, 3/21/2025(a)	$13,933,062
6,716,000	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.250%, 6.560%, 4/26/2024(a)	6,695,046
13,828,344	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.506%, 5/16/2025(a)	13,456,776
15,491,175	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 6.362%, 11/28/2025(a)	14,806,930
10,365,000	S2P Acquisition Borrower, Inc., Term Loan, 3-month LIBOR + 4.000%, 6.195%, 8/14/2026(a)	10,347,690
10,677,000	Sirius Computer Solutions, Inc., 2019 Term Loan B, 3-month LIBOR + 4.250%, 6.569%, 7/01/2026(a)	10,666,964
16,436,440	SurveyMonkey, Inc., 2018 Term Loan B, 1-week LIBOR + 3.750%, 5.890%, 10/10/2025(a)	16,313,167
3,642,751	Thoughtworks, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.112%, 10/11/2024(a)	3,631,385
13,582,368	Ultimate Software Group, Inc. (The), Term Loan B, 3-month LIBOR + 3.750%, 6.080%, 5/04/2026(a)	13,606,681
17,758,790	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.136%, 8/20/2025(a)	16,995,162
11,794,744	Web.com Group, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 5.945%, 10/10/2025(a)	11,630,090

		308,370,515

	Transportation Services – 2.3%
12,522,753	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.112%, 3/09/2024(a)	10,556,681
12,949,824	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.330%, 5/01/2024(a)	12,669,201
6,953,157	Transplace Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.895%, 10/07/2024(a)	6,805,402
26,313,392	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.195%, 4/04/2025(a)	26,313,392
12,858,861	Verra Mobility Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 5.862%, 2/28/2025(a)	12,891,008

		69,235,684

	Wireless – 1.2%
33,587,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.612%, 8/04/2025(a)	34,051,233

	Wirelines – 0.3%
8,487,617	Avaya, Inc., 2018 Term Loan B, LIBOR + 4.250%, 6.439%, 12/15/2024(b)	8,328,474

	Total Senior Loans (Identified Cost $2,624,606,047)	2,488,995,357

Bonds and Notes – 9.6%
	Automotive – 0.7%
24,071,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	22,145,320

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Chemicals – 0.7%
$20,955,000	Alpha 2 BV, 9.500% PIK or 8.750% Cash, 6/01/2023, 144A(j)	$20,247,769

	Financial Other – 0.8%
22,190,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	22,979,520

	Independent Energy – 0.2%
3,679,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(d)(f)(k)(l)	2,943,200
4,009,000	Bellatrix Exploration Ltd., 9.500% PIK or 3.000% Cash, 12/15/2023(d)(f)(j)(k)(l)	2,245,040

		5,188,240

	Media Entertainment – 0.1%
1,869,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024, 144A	2,048,891

	Metals & Mining – 0.5%
5,000,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022	4,350,000
13,095,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	11,392,650

		15,742,650

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
8,265,081	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.122%, 8/15/2024, 144A(a)	8,336,109

	Oil Field Services – 0.2%
5,625,000	PGS ASA, 7.375%, 12/15/2020, 144A	5,371,875

	Property & Casualty Insurance – 1.6%
26,085,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	25,237,238
22,593,000	York Risk Services Holding Corp., 8.500%, 10/01/2022, 144A	22,705,965

		47,943,203

	Treasuries – 4.4%
97,700,000	U.S. Treasury Note, 1.625%, 6/30/2021	97,818,309
30,000,000	U.S. Treasury Note, 1.625%, 8/15/2029	30,330,468

		128,148,777

	Wirelines – 0.1%
5,000,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(m)	2,900,000

	Total Bonds and Notes (Identified Cost $282,173,914)	281,052,354

Shares	Description	Value (†)
Common Stocks – 0.2%
	Chemicals – 0.1%
193,746	Hexion Holdings Corp., Class B(d)(e)(n)	$2,318,558

	Energy Equipment & Services – 0.1%
61,854	Ameriforge Group, Inc.(d)(e)(n)	3,401,970

	Oil, Gas & Consumable Fuels – 0.0%
1,474,879	Bellatrix Exploration Ltd.(d)(f)(k)(l)(n)	121,855

	Specialty Retail – 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(d)(f)(k)(l)(n)	—

	Total Common Stocks (Identified Cost $9,434,418)	5,842,383

Principal Amount
Short-Term Investments – 4.2%
$124,448,354	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/30/2019 at 1.300% to be repurchased at $124,466,330 on 9/03/2019 collateralized by $111,805,000 U.S. Treasury Note, 2.000% due 12/31/2021 valued at $113,396,880; $25,000 U.S. Treasury Note, 2.375% due 3/15/2022 valued at $25,829; $13,235,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $13,483,712; $35,000 U.S. Treasury Note, 2.000% due 12/31/2021 valued at $35,498 including accrued interest(o) (Identified Cost $124,448,354)	124,448,354

	Total Investments – 98.6% (Identified Cost $3,040,662,733)	2,900,338,448
	Other assets less liabilities – 1.4%	39,807,559

	Net Assets – 100.0%	$2,940,146,007

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of August 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$39,723,354	1.4%	$5,310,095	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of August 31, 2019 is disclosed.
(b)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(c)	Position is unsettled. Contract rate was not determined at August 31, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2019, the value of these securities amounted to $39,723,354 or 1.4% of net assets.
(f)	Securities subject to restriction on resale. At August 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$3,605,420	$2,943,200	0.1%
Bellatrix Exploration Ltd., 9.500% PIK or 3.000% Cash	6/04/2019	2,645,940	2,245,040	0.1%
Bellatrix Exploration Ltd.	6/04/2019	1,853,525	121,855	Less than 0.1%
Onsite Rental Group Pty Ltd.	11/03/2017	—	—	—
Onsite Rental Group Pty Ltd., Note	11/03/2017	2,384,581	2,760,234	0.1%

(g)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2019.
(i)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash and/or additional principal. For the period ended August 31, 2019, interest payments were made in cash and principal.

(j)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended August 31, 2019, interest payments were made in cash.

(k)	Fair valued by the Fund’s adviser. At August 31, 2019, the value of these securities amounted to $5,310,095 or 0.2% of net assets.
(l)	Level 3 security. Value has been determined using significant unobservable inputs.
(m)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(n)	Non-income producing security.
(o)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the value of Rule 144A holdings amounted to $143,365,337 or 4.9% of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans*	$—	$2,488,995,357	$—		$2,488,995,357
Bonds and Notes
Independent Energy	—	—	5,188,240	(a)	5,188,240
All Other Bonds and Notes*	—	275,864,114	—		275,864,114

Total Bonds and Notes	—	275,864,114	5,188,240		281,052,354

Common Stocks
Oil, Gas & Consumable Fuels	—	—	121,855	(a)	121,855
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	—	5,720,528	—		5,720,528

Total Common Stocks	—	5,720,528	121,855		5,842,383

Short-Term Investments	—	124,448,354	—		124,448,354

Total	$—	$2,895,028,353	$5,310,095		$2,900,338,448

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

For the period ended August 31, 2019, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2018 and/or August 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2019
Bonds and Notes
Independent Energy	$—		$46,689	$—	$(1,109,809)	$6,251,360	$—	$—	$—	$5,188,240		$(1,109,809)
Common Stocks
Oil, Gas & Consumable Fuels	—		—	—	(1,731,670)	1,853,525	—	—	—	121,855		(1,731,670)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$—		$46,689	$—	$(2,841,479)	$8,104,885	$—	$—	$—	$5,310,095		$(2,841,479)

(a)	Fair valued at zero.

Industry Summary at August 31, 2019 (Unaudited)

Technology	10.5%
Consumer Products	8.4
Consumer Cyclical Services	5.5
Automotive	5.2
Industrial Other	5.0
Property & Casualty Insurance	4.6
Treasuries	4.4
Retailers	4.2
Internet & Data	4.0
Media Entertainment	3.9
Building Materials	3.4
Healthcare	3.2
Financial Other	3.1
Restaurants	2.9
Chemicals	2.7
Transportation Services	2.3
Electric	2.3
Metals & Mining	2.2
Other Investments, less than 2% each	16.6
Short-Term Investments	4.2

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%